Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 45,498	$ 57,941
Interest-bearing deposits in other financial institutions	100	100
Securities available for sale	11,773	14,058
Loans held for sale, at fair value	1,124	2,812
Loans and leases, net of allowance of $6,970 and $6,925	406,406	346,125
FHLB and FRB stock	3,227	1,942
Foreclosed assets, net		204
Premises and equipment, net	3,533	3,429
Bank owned life insurance	5,065	4,930
Accrued interest receivable and other assets	4,699	4,571
Total assets	481,425	436,112
Deposits
Noninterest bearing	89,588	72,779
Interest bearing	329,440	302,585
Total deposits	419,028	375,364
FHLB advances	13,500	13,500
Advances by borrowers for taxes and insurance	489	408
Accrued interest payable and other liabilities	2,992	2,393
Subordinated debentures	5,155	5,155
Total liabilities	441,164	396,820
Commitments and Contingent Liabilities
Stockholders' equity
Common stock, $.01 par value; shares authorized: 50,000,000; shares issued: 23,501,972 at December 31, 2017 and 16,427,917 at December 31, 2016	235	164
Series B Preferred stock, $0.01 par value; 480,000 shares authorized; 0 issued at December 31, 2017 and 480,000 at December 31, 2016		5
Additional paid-in capital	60,484	60,163
Accumulated deficit	(17,087)	(17,767)
Accumulated other comprehensive income (loss)	(47)	2
Treasury stock, at cost; 152,359 shares of common stock at December 31, 2017 and 133,007 shares at December 31, 2016	(3,324)	(3,275)
Total stockholders' equity	40,261	39,292
Total liabilities and stockholder's equity	$ 481,425	$ 436,112